Leases - Summary of Leases Recognized in Balance Sheet (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 5,687,638	$ 6,356,771
Lease Liabilities [Abstract]
Current lease liabilities	577,803	522,297
Non-current lease liabilities	5,910,316	6,488,119
Lease liabilities	6,488,119	7,010,416
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 5,687,638	$ 6,356,771